BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS
17.	BANK AND OTHER BORROWINGS

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Total bank and other borrowings	993,945	938,114	136,442
Comprised of:
Short-term	512,222	396,520	57,671
Long-term, current portion	197,139	44,068	6,409
	709,361	440,588	64,080
Long-term, non-current portion	284,584	497,526	72,362
	993,945	938,114	136,442

Certain bank borrowings are secured by equipment with a net carrying value of RMB37,481 and nil (note 10), accounts receivable with a carrying value of RMB13,164 and nil (note 6), net investment in financing leases with carrying value of RMB24,224 and nil (note 14), certain prepaid land lease payment with a carrying value of
RMB48,273
and RMB425,742 (USD$61,922)
(note 11), certain
construction in progress with a carrying value of
RMB 206,244
and RMB893,087 (USD$129,894)
(note 10), deposit for non-current asset with a carrying value of nil and RMB13,800 (USD$2,007) (note 13),and restricted cash of
RMB563,986 and RMB421,990 (US$61,376) (note 2), as of December 31, 2017 and 2018, respectively.

As at December 31, 2017 and 2018, the short-term bank and other borrowing bore a weighted average interest of 2.45 % and 4.08% per annum, and the long-term bank and other borrowings bore a weighted average interest of 12.16% and 9.81% per annum, respectively. As at December 31, 2018, bank and other borrowings amounted to RMB31,083 (US$4,521) (2017: RMB546,519) and RMB907,031(US$131,922) (2017: RMB447,426) were denominated in US$ and RMB, respectively.

As of December 31, 2018, the maturity profile of these long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	44,068	6,409
Between one and two years	11,098	1,614
Between two and three years	38,926	5,662
Between three and four years	102,057	14,844
Above four years	345,445	50,242
	541,594	78,771

As of December 31, 2018, the Company had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB33,480 (US$4,869) and RMB1,060,000 (USD$154,171), respectively.